Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Jun. 25, 2021
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2021